Note 18 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of the components of cash and cash equivalents [text block]
	2017	2016

Bank balances	13,067	14,335
Cash and cash equivalents in the statement of financial position	13,067	14,335
Bank overdrafts used for cash management purposes	(311)	-
Net cash and cash equivalents at year end	12,756	14,335